Equity - Synthetic Share Repurchase (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Oct. 26, 2016 € / shares shares	Oct. 25, 2016 € / shares shares	Aug. 31, 2016 USD ($)
Class of Stock [Line Items]
Common stock, par value (in EUR per share)			€ 0.01	€ 0.01
Capital repayment | $		$ 244,429
Synthetic Share Repurchase
Class of Stock [Line Items]
Amount authorized to repurchase shares | $							$ 250,000
Common stock, par value (in EUR per share)						€ 0.01
Common stock, shares outstanding | shares	8,900,000
Capital repayment | $	$ 243,900
Decrease in outstanding number of common shares	3.70%
Capital repayment and share consolidation expense | $	$ 500
Synthetic Share Repurchase, First Amendment
Class of Stock [Line Items]
Common stock, par value (in EUR per share)						€ 1.04
Common stock, shares outstanding | shares						27
Synthetic Share Repurchase, Second Amendment
Class of Stock [Line Items]
Common stock, par value (in EUR per share)						€ 1.08
Common stock, shares outstanding | shares					26
Synthetic Share Repurchase, Third Amendment
Class of Stock [Line Items]
Common stock, par value (in EUR per share)					€ 0.01